Cover Page	Apr. 27, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 27, 2022
Entity Registrant Name	SILGAN HOLDINGS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	000-22117
Entity Tax Identification Number	06-1269834
Entity Address, Address Line One	4 Landmark Square
Entity Address, City or Town	Stamford,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	975-7110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SLGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000849869